Income Taxes (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Allowable capital losses	$ 468,000	$ 468,000
Non-capital losses	1,878,000	1,827,000
Investments	943,000	858,000
Unrecognized deferred tax assets	$ (3,289,000)	$ (3,153,000)